Shareholder Report		12 Months Ended
	Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key		0000793597
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000014875
Shareholder Report [Line Items]
Fund Name		DWS Emerging Markets Fixed Income Fund
Class Name		Class A
Trading Symbol		SZEAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.17%

Gross expense ratio as of the latest prospectus: 1.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 13.09% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the JP Morgan EMBI Global Diversified ex-CCC Index, returned 9.95%.

Effective July 18, 2025, the JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s additional more narrowly based index. Prior to the change, the Fund outperformed the JP Morgan EMBI Global Diversified Index. During this time, the Fund was helped by its holdings in higher-yielding, CCC rated bonds. At the country level, Ecuador, Ivory Coast, and Benin were top performers, as were a number of other countries in Africa. A slightly short duration (i.e., interest rate sensitivity below that of the index) also helped results. However, a position in Senegal weighed on performance. The country’s new administration uncovered more than $11 billion in undisclosed debt that was incurred by the previous government, leading to credit downgrades and prompting the International Monetary Fund to freeze its lending program. Holdings in supranational African development banks also weighed on relative performance.

The Fund outpaced the JPM EMBI Global Diversified ex-CCC Index in the time from the index change through the close of the period on October 31, 2025. Positions in countries with high sensitivity to gold prices, including Benin, Uzbekistan, and South Africa, were top contributors. On the other hand, the Fund was hurt by having a somewhat shorter duration than the index. Positions in higher-rated issuers with above-average correlations to U.S. Treasuries — including the Philippines and Indonesia — also hurt relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Global Aggregate Index	JP Morgan EMBI Global Diversified ex-CCC Index	JP Morgan EMBI Global Diversified Index
'15	$9,550	$10,000	$10,000	$10,000
'15	$9,519	$9,834	$9,975	$9,994
'15	$9,273	$9,887	$9,844	$9,855
'16	$9,251	$9,972	$9,858	$9,837
'16	$9,400	$10,194	$10,037	$10,025
'16	$9,685	$10,470	$10,365	$10,352
'16	$9,868	$10,609	$10,516	$10,535
'16	$9,782	$10,467	$10,487	$10,516
'16	$10,007	$10,773	$10,826	$10,871
'16	$10,213	$10,854	$11,006	$11,067
'16	$10,375	$10,801	$11,202	$11,265
'16	$10,412	$10,860	$11,210	$11,310
'16	$10,346	$10,559	$11,083	$11,170
'16	$10,018	$10,140	$10,624	$10,713
'16	$10,121	$10,093	$10,739	$10,856
'17	$10,265	$10,207	$10,886	$11,012
'17	$10,432	$10,255	$11,103	$11,233
'17	$10,492	$10,271	$11,164	$11,275
'17	$10,648	$10,387	$11,307	$11,443
'17	$10,704	$10,547	$11,402	$11,544
'17	$10,709	$10,538	$11,395	$11,528
'17	$10,788	$10,715	$11,517	$11,625
'17	$10,957	$10,821	$11,717	$11,830
'17	$10,977	$10,724	$11,702	$11,832
'17	$10,977	$10,683	$11,739	$11,876
'17	$11,000	$10,802	$11,791	$11,882
'17	$11,028	$10,839	$11,874	$11,969
'18	$11,062	$10,968	$11,845	$11,964
'18	$10,832	$10,871	$11,612	$11,726
'18	$10,827	$10,987	$11,635	$11,760
'18	$10,676	$10,811	$11,469	$11,589
'18	$10,479	$10,729	$11,366	$11,480
'18	$10,321	$10,681	$11,250	$11,343
'18	$10,544	$10,663	$11,526	$11,633
'18	$10,157	$10,675	$11,350	$11,432
'18	$10,508	$10,583	$11,513	$11,605
'18	$10,319	$10,464	$11,271	$11,355
'18	$10,189	$10,497	$11,233	$11,306
'18	$10,308	$10,709	$11,396	$11,459
'19	$10,822	$10,872	$11,849	$11,965
'19	$10,977	$10,810	$11,978	$12,084
'19	$10,965	$10,945	$12,172	$12,256
'19	$11,026	$10,913	$12,199	$12,286
'19	$10,965	$11,060	$12,266	$12,336
'19	$11,347	$11,306	$12,707	$12,755
'19	$11,517	$11,274	$12,877	$12,910
'19	$11,286	$11,504	$13,014	$13,007
'19	$11,358	$11,386	$12,938	$12,947
'19	$11,469	$11,462	$13,003	$12,984
'19	$11,469	$11,375	$12,971	$12,922
'19	$11,784	$11,442	$13,190	$13,182
'20	$11,933	$11,588	$13,435	$13,383
'20	$11,722	$11,666	$13,350	$13,253
'20	$9,666	$11,404	$11,707	$11,418
'20	$10,006	$11,628	$12,001	$11,675
'20	$10,813	$11,679	$12,614	$12,383
'20	$11,361	$11,783	$12,996	$12,818
'20	$11,552	$12,159	$13,457	$13,294
'20	$11,768	$12,140	$13,520	$13,362
'20	$11,493	$12,097	$13,306	$13,115
'20	$11,467	$12,108	$13,377	$13,111
'20	$12,034	$12,328	$13,874	$13,617
'20	$12,310	$12,494	$14,132	$13,875
'21	$12,310	$12,384	$13,989	$13,725
'21	$12,284	$12,171	$13,615	$13,374
'21	$12,068	$11,937	$13,476	$13,245
'21	$12,383	$12,087	$13,684	$13,539
'21	$12,580	$12,201	$13,806	$13,683
'21	$12,605	$12,093	$13,934	$13,783
'21	$12,579	$12,254	$13,990	$13,840
'21	$12,738	$12,203	$14,100	$13,976
'21	$12,530	$11,986	$13,825	$13,686
'21	$12,382	$11,957	$13,834	$13,690
'21	$12,019	$11,922	$13,641	$13,438
'21	$12,111	$11,906	$13,824	$13,626
'22	$11,880	$11,662	$13,390	$13,238
'22	$10,765	$11,523	$12,460	$12,372
'22	$10,545	$11,172	$12,338	$12,260
'22	$10,159	$10,560	$11,671	$11,575
'22	$9,952	$10,589	$11,699	$11,578
'22	$9,117	$10,249	$11,090	$10,859
'22	$9,061	$10,467	$11,468	$11,173
'22	$9,285	$10,054	$11,381	$11,067
'22	$8,698	$9,538	$10,679	$10,363
'22	$8,642	$9,472	$10,711	$10,379
'22	$9,595	$9,918	$11,434	$11,166
'22	$9,746	$9,971	$11,473	$11,203
'23	$10,093	$10,299	$11,774	$11,558
'23	$9,833	$9,956	$11,545	$11,303
'23	$9,699	$10,271	$11,722	$11,412
'23	$9,597	$10,316	$11,793	$11,472
'23	$9,641	$10,115	$11,669	$11,406
'23	$9,973	$10,114	$11,814	$11,661
'23	$10,182	$10,184	$11,982	$11,884
'23	$9,958	$10,045	$11,814	$11,705
'23	$9,832	$9,751	$11,487	$11,401
'23	$9,847	$9,635	$11,305	$11,246
'23	$10,332	$10,121	$11,926	$11,883
'23	$10,802	$10,541	$12,494	$12,445
'24	$10,740	$10,396	$12,322	$12,318
'24	$10,910	$10,265	$12,309	$12,439
'24	$11,212	$10,322	$12,467	$12,699
'24	$11,087	$10,061	$12,182	$12,435
'24	$11,259	$10,193	$12,420	$12,659
'24	$11,314	$10,208	$12,530	$12,737
'24	$11,520	$10,490	$12,761	$12,975
'24	$11,758	$10,738	$13,068	$13,276
'24	$11,974	$10,920	$13,258	$13,521
'24	$11,910	$10,554	$12,925	$13,289
'24	$12,006	$10,590	$13,008	$13,447
'24	$11,947	$10,363	$12,754	$13,259
'25	$12,160	$10,422	$12,863	$13,449
'25	$12,259	$10,571	$13,107	$13,660
'25	$12,168	$10,636	$13,068	$13,556
'25	$12,118	$10,949	$13,044	$13,526
'25	$12,335	$10,910	$13,109	$13,677
'25	$12,631	$11,117	$13,381	$14,007
'25	$12,818	$10,951	$13,538	$14,185
'25	$13,040	$11,110	$13,755	$14,416
'25	$13,294	$11,183	$14,038	$14,672
'25	$13,468	$11,155	$14,210	$14,985

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	13.09%	3.27%	3.50%
Class A Adjusted for the Maximum Sales Charge (max 4.5% load)	8.00%	2.32%	3.02%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
JP Morgan EMBI Global Diversified ex-CCC Index	9.95%	1.22%	3.58%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

The JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s more narrowly based index because the Advisor believes the JP Morgan EMBI Global Diversified ex-CCC Index better reflects the market sector in which the Fund invests.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 51,764,828
Holdings Count | Holding		140
Advisory Fees Paid, Amount		$ 182,419
InvestmentCompanyPortfolioTurnover		110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	51,764,828
Number of Portfolio Holdings	140
Portfolio Turnover Rate (%)	110
Total Net Advisory Fees Paid ($)	182,419
Effective Duration	7.1 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Sovereign	72%
Agency	16%
Supranational	7%
Treasuries	2%
Corporates	1%
Cash Equivalents	1%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	3%
A	6%
BBB	43%
BB	34%
B	9%
CCC	1%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
Mexico	10%
Turkey	6%
South Africa	4%
Dominican Republic	4%
Uzbekistan	4%
Romania	4%
Nigeria	4%
Chile	3%
Brazil	3%
Colombia	3%
Other	50%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.13% to 1.16%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.13% to 1.16%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000014879
Shareholder Report [Line Items]
Fund Name		DWS Emerging Markets Fixed Income Fund
Class Name		Class S
Trading Symbol		SCEMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$98	0.92%

Gross expense ratio as of the latest prospectus: 1.26%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 13.31% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the JP Morgan EMBI Global Diversified ex-CCC Index, returned 9.95%.

Effective July 18, 2025, the JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s additional more narrowly based index. Prior to the change, the Fund outperformed the JP Morgan EMBI Global Diversified Index. During this time, the Fund was helped by its holdings in higher-yielding, CCC rated bonds. At the country level, Ecuador, Ivory Coast, and Benin were top performers, as were a number of other countries in Africa. A slightly short duration (i.e., interest rate sensitivity below that of the index) also helped results. However, a position in Senegal weighed on performance. The country’s new administration uncovered more than $11 billion in undisclosed debt that was incurred by the previous government, leading to credit downgrades and prompting the International Monetary Fund to freeze its lending program. Holdings in supranational African development banks also weighed on relative performance.

The Fund outpaced the JPM EMBI Global Diversified ex-CCC Index in the time from the index change through the close of the period on October 31, 2025. Positions in countries with high sensitivity to gold prices, including Benin, Uzbekistan, and South Africa, were top contributors. On the other hand, the Fund was hurt by having a somewhat shorter duration than the index. Positions in higher-rated issuers with above-average correlations to U.S. Treasuries — including the Philippines and Indonesia — also hurt relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Global Aggregate Index	JP Morgan EMBI Global Diversified ex-CCC Index	JP Morgan EMBI Global Diversified Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,967	$9,834	$9,975	$9,994
'15	$9,716	$9,887	$9,844	$9,855
'16	$9,693	$9,972	$9,858	$9,837
'16	$9,849	$10,194	$10,037	$10,025
'16	$10,143	$10,470	$10,365	$10,352
'16	$10,334	$10,609	$10,516	$10,535
'16	$10,256	$10,467	$10,487	$10,516
'16	$10,487	$10,773	$10,826	$10,871
'16	$10,703	$10,854	$11,006	$11,067
'16	$10,885	$10,801	$11,202	$11,265
'16	$10,919	$10,860	$11,210	$11,310
'16	$10,861	$10,559	$11,083	$11,170
'16	$10,516	$10,140	$10,624	$10,713
'16	$10,632	$10,093	$10,739	$10,856
'17	$10,772	$10,207	$10,886	$11,012
'17	$10,958	$10,255	$11,103	$11,233
'17	$11,016	$10,271	$11,164	$11,275
'17	$11,192	$10,387	$11,307	$11,443
'17	$11,251	$10,547	$11,402	$11,544
'17	$11,251	$10,538	$11,395	$11,528
'17	$11,346	$10,715	$11,517	$11,625
'17	$11,524	$10,821	$11,717	$11,830
'17	$11,541	$10,724	$11,702	$11,832
'17	$11,541	$10,683	$11,739	$11,876
'17	$11,565	$10,802	$11,791	$11,882
'17	$11,601	$10,839	$11,874	$11,969
'18	$11,649	$10,968	$11,845	$11,964
'18	$11,395	$10,871	$11,612	$11,726
'18	$11,396	$10,987	$11,635	$11,760
'18	$11,237	$10,811	$11,469	$11,589
'18	$11,041	$10,729	$11,366	$11,480
'18	$10,870	$10,681	$11,250	$11,343
'18	$11,104	$10,663	$11,526	$11,633
'18	$10,709	$10,675	$11,350	$11,432
'18	$11,072	$10,583	$11,513	$11,605
'18	$10,872	$10,464	$11,271	$11,355
'18	$10,735	$10,497	$11,233	$11,306
'18	$10,866	$10,709	$11,396	$11,459
'19	$11,408	$10,872	$11,849	$11,965
'19	$11,572	$10,810	$11,978	$12,084
'19	$11,565	$10,945	$12,172	$12,256
'19	$11,629	$10,913	$12,199	$12,286
'19	$11,565	$11,060	$12,266	$12,336
'19	$11,974	$11,306	$12,707	$12,755
'19	$12,154	$11,274	$12,877	$12,910
'19	$11,922	$11,504	$13,014	$13,007
'19	$11,993	$11,386	$12,938	$12,947
'19	$12,110	$11,462	$13,003	$12,984
'19	$12,123	$11,375	$12,971	$12,922
'19	$12,463	$11,442	$13,190	$13,182
'20	$12,620	$11,588	$13,435	$13,383
'20	$12,384	$11,666	$13,350	$13,253
'20	$10,229	$11,404	$11,707	$11,418
'20	$10,576	$11,628	$12,001	$11,675
'20	$11,430	$11,679	$12,614	$12,383
'20	$12,017	$11,783	$12,996	$12,818
'20	$12,219	$12,159	$13,457	$13,294
'20	$12,461	$12,140	$13,520	$13,362
'20	$12,164	$12,097	$13,306	$13,115
'20	$12,150	$12,108	$13,377	$13,111
'20	$12,750	$12,328	$13,874	$13,617
'20	$13,038	$12,494	$14,132	$13,875
'21	$13,052	$12,384	$13,989	$13,725
'21	$13,024	$12,171	$13,615	$13,374
'21	$12,803	$11,937	$13,476	$13,245
'21	$13,138	$12,087	$13,684	$13,539
'21	$13,347	$12,201	$13,806	$13,683
'21	$13,368	$12,093	$13,934	$13,783
'21	$13,339	$12,254	$13,990	$13,840
'21	$13,523	$12,203	$14,100	$13,976
'21	$13,296	$11,986	$13,825	$13,686
'21	$13,153	$11,957	$13,834	$13,690
'21	$12,768	$11,922	$13,641	$13,438
'21	$12,859	$11,906	$13,824	$13,626
'22	$12,628	$11,662	$13,390	$13,238
'22	$11,443	$11,523	$12,460	$12,372
'22	$11,201	$11,172	$12,338	$12,260
'22	$10,791	$10,560	$11,671	$11,575
'22	$10,571	$10,589	$11,699	$11,578
'22	$9,688	$10,249	$11,090	$10,859
'22	$9,644	$10,467	$11,468	$11,173
'22	$9,882	$10,054	$11,381	$11,067
'22	$9,249	$9,538	$10,679	$10,363
'22	$9,188	$9,472	$10,711	$10,379
'22	$10,219	$9,918	$11,434	$11,166
'22	$10,371	$9,971	$11,473	$11,203
'23	$10,741	$10,299	$11,774	$11,558
'23	$10,479	$9,956	$11,545	$11,303
'23	$10,328	$10,271	$11,722	$11,412
'23	$10,234	$10,316	$11,793	$11,472
'23	$10,265	$10,115	$11,669	$11,406
'23	$10,626	$10,114	$11,814	$11,661
'23	$10,849	$10,184	$11,982	$11,884
'23	$10,626	$10,045	$11,814	$11,705
'23	$10,482	$9,751	$11,487	$11,401
'23	$10,498	$9,635	$11,305	$11,246
'23	$11,016	$10,121	$11,926	$11,883
'23	$11,525	$10,541	$12,494	$12,445
'24	$11,475	$10,396	$12,322	$12,318
'24	$11,640	$10,265	$12,309	$12,439
'24	$11,970	$10,322	$12,467	$12,699
'24	$11,853	$10,061	$12,182	$12,435
'24	$12,037	$10,193	$12,420	$12,659
'24	$12,087	$10,208	$12,530	$12,737
'24	$12,307	$10,490	$12,761	$12,975
'24	$12,562	$10,738	$13,068	$13,276
'24	$12,800	$10,920	$13,258	$13,521
'24	$12,749	$10,554	$12,925	$13,289
'24	$12,852	$10,590	$13,008	$13,447
'24	$12,780	$10,363	$12,754	$13,259
'25	$13,008	$10,422	$12,863	$13,449
'25	$13,114	$10,571	$13,107	$13,660
'25	$13,025	$10,636	$13,068	$13,556
'25	$12,971	$10,949	$13,044	$13,526
'25	$13,204	$10,910	$13,109	$13,677
'25	$13,529	$11,117	$13,381	$14,007
'25	$13,748	$10,951	$13,538	$14,185
'25	$13,968	$11,110	$13,755	$14,416
'25	$14,260	$11,183	$14,038	$14,672
'25	$14,446	$11,155	$14,210	$14,985

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	13.31%	3.52%	3.75%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
JP Morgan EMBI Global Diversified ex-CCC Index	9.95%	1.22%	3.58%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

The JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s more narrowly based index because the Advisor believes the JP Morgan EMBI Global Diversified ex-CCC Index better reflects the market sector in which the Fund invests.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 51,764,828
Holdings Count | Holding		140
Advisory Fees Paid, Amount		$ 182,419
InvestmentCompanyPortfolioTurnover		110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	51,764,828
Number of Portfolio Holdings	140
Portfolio Turnover Rate (%)	110
Total Net Advisory Fees Paid ($)	182,419
Effective Duration	7.1 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Sovereign	72%
Agency	16%
Supranational	7%
Treasuries	2%
Corporates	1%
Cash Equivalents	1%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	3%
A	6%
BBB	43%
BB	34%
B	9%
CCC	1%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
Mexico	10%
Turkey	6%
South Africa	4%
Dominican Republic	4%
Uzbekistan	4%
Romania	4%
Nigeria	4%
Chile	3%
Brazil	3%
Colombia	3%
Other	50%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.88% to 0.91%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.88% to 0.91%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000063958
Shareholder Report [Line Items]
Fund Name		DWS Emerging Markets Fixed Income Fund
Class Name		Institutional Class
Trading Symbol		SZEIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.92%

Gross expense ratio as of the latest prospectus: 1.08%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 13.35% for the period ended October 31, 2025. The Fund's broad-based index, the Bloomberg Global Aggregate Index, returned 5.69% for the same period, while the Fund's additional, more narrowly based index, the JP Morgan EMBI Global Diversified ex-CCC Index, returned 9.95%.

Effective July 18, 2025, the JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s additional more narrowly based index. Prior to the change, the Fund outperformed the JP Morgan EMBI Global Diversified Index. During this time, the Fund was helped by its holdings in higher-yielding, CCC rated bonds. At the country level, Ecuador, Ivory Coast, and Benin were top performers, as were a number of other countries in Africa. A slightly short duration (i.e., interest rate sensitivity below that of the index) also helped results. However, a position in Senegal weighed on performance. The country’s new administration uncovered more than $11 billion in undisclosed debt that was incurred by the previous government, leading to credit downgrades and prompting the International Monetary Fund to freeze its lending program. Holdings in supranational African development banks also weighed on relative performance.

The Fund outpaced the JPM EMBI Global Diversified ex-CCC Index in the time from the index change through the close of the period on October 31, 2025. Positions in countries with high sensitivity to gold prices, including Benin, Uzbekistan, and South Africa, were top contributors. On the other hand, the Fund was hurt by having a somewhat shorter duration than the index. Positions in higher-rated issuers with above-average correlations to U.S. Treasuries — including the Philippines and Indonesia — also hurt relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate Index	JP Morgan EMBI Global Diversified ex-CCC Index	JP Morgan EMBI Global Diversified Index
'15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'15	$997,807	$983,444	$997,526	$999,431
'15	$971,855	$988,671	$984,375	$985,518
'16	$969,633	$997,239	$985,784	$983,703
'16	$985,183	$1,019,445	$1,003,660	$1,002,465
'16	$1,014,941	$1,046,993	$1,036,471	$1,035,198
'16	$1,034,070	$1,060,919	$1,051,617	$1,053,526
'16	$1,026,193	$1,046,687	$1,048,682	$1,051,649
'16	$1,049,617	$1,077,253	$1,082,582	$1,087,117
'16	$1,071,270	$1,085,373	$1,100,619	$1,106,701
'16	$1,089,504	$1,080,101	$1,120,203	$1,126,505
'16	$1,094,177	$1,086,048	$1,120,970	$1,131,049
'16	$1,087,259	$1,055,905	$1,108,332	$1,117,009
'16	$1,052,670	$1,013,952	$1,062,398	$1,071,308
'16	$1,064,348	$1,009,294	$1,073,880	$1,085,564
'17	$1,079,520	$1,020,673	$1,088,631	$1,101,216
'17	$1,097,025	$1,025,497	$1,110,290	$1,123,290
'17	$1,103,081	$1,027,073	$1,116,373	$1,127,530
'17	$1,120,740	$1,038,650	$1,130,673	$1,144,327
'17	$1,126,626	$1,054,723	$1,140,214	$1,154,437
'17	$1,128,015	$1,053,797	$1,139,525	$1,152,796
'17	$1,136,327	$1,071,515	$1,151,712	$1,162,471
'17	$1,154,138	$1,082,130	$1,171,659	$1,183,043
'17	$1,156,073	$1,072,383	$1,170,185	$1,183,165
'17	$1,157,272	$1,068,325	$1,173,902	$1,187,560
'17	$1,159,671	$1,080,189	$1,179,089	$1,188,163
'17	$1,163,500	$1,083,932	$1,187,366	$1,196,889
'18	$1,167,140	$1,096,849	$1,184,464	$1,196,380
'18	$1,142,875	$1,087,116	$1,161,182	$1,172,574
'18	$1,141,880	$1,098,687	$1,163,480	$1,176,009
'18	$1,127,147	$1,081,089	$1,146,934	$1,158,899
'18	$1,106,273	$1,072,889	$1,136,568	$1,148,005
'18	$1,090,435	$1,068,119	$1,124,987	$1,134,336
'18	$1,113,979	$1,066,336	$1,152,607	$1,163,315
'18	$1,073,088	$1,067,455	$1,134,989	$1,143,183
'18	$1,110,838	$1,058,253	$1,151,273	$1,160,468
'18	$1,090,822	$1,046,432	$1,127,135	$1,135,451
'18	$1,077,062	$1,049,704	$1,123,285	$1,130,644
'18	$1,089,112	$1,070,927	$1,139,606	$1,145,903
'19	$1,144,769	$1,087,232	$1,184,933	$1,196,459
'19	$1,161,213	$1,080,974	$1,197,765	$1,208,390
'19	$1,159,396	$1,094,507	$1,217,195	$1,225,575
'19	$1,165,794	$1,091,266	$1,219,943	$1,228,558
'19	$1,160,676	$1,106,043	$1,226,614	$1,233,603
'19	$1,201,829	$1,130,566	$1,270,652	$1,275,533
'19	$1,219,921	$1,127,424	$1,287,696	$1,291,017
'19	$1,195,368	$1,150,350	$1,301,383	$1,300,651
'19	$1,202,513	$1,138,649	$1,293,782	$1,294,727
'19	$1,215,569	$1,146,231	$1,300,294	$1,298,361
'19	$1,215,569	$1,137,540	$1,297,126	$1,292,188
'19	$1,249,758	$1,144,174	$1,319,035	$1,318,196
'20	$1,265,595	$1,158,779	$1,343,499	$1,338,277
'20	$1,241,840	$1,166,573	$1,334,992	$1,325,343
'20	$1,025,558	$1,140,434	$1,170,651	$1,141,797
'20	$1,061,706	$1,162,825	$1,200,078	$1,167,450
'20	$1,147,393	$1,167,926	$1,261,357	$1,238,281
'20	$1,205,043	$1,178,302	$1,299,644	$1,281,806
'20	$1,226,683	$1,215,882	$1,345,715	$1,329,390
'20	$1,249,675	$1,214,028	$1,351,956	$1,336,219
'20	$1,221,173	$1,209,661	$1,330,577	$1,311,485
'20	$1,218,435	$1,210,818	$1,337,696	$1,311,093
'20	$1,278,673	$1,232,833	$1,387,437	$1,361,668
'20	$1,307,553	$1,249,393	$1,413,218	$1,387,512
'21	$1,308,939	$1,238,390	$1,398,923	$1,372,450
'21	$1,306,168	$1,217,073	$1,361,525	$1,337,424
'21	$1,283,917	$1,193,660	$1,347,578	$1,324,532
'21	$1,317,521	$1,208,740	$1,368,410	$1,353,885
'21	$1,338,522	$1,220,092	$1,380,565	$1,368,250
'21	$1,342,009	$1,209,328	$1,393,431	$1,378,288
'21	$1,337,762	$1,225,424	$1,398,971	$1,384,034
'21	$1,356,165	$1,220,328	$1,410,015	$1,397,615
'21	$1,333,352	$1,198,644	$1,382,531	$1,368,643
'21	$1,319,030	$1,195,747	$1,383,367	$1,368,967
'21	$1,280,362	$1,192,249	$1,364,064	$1,343,785
'21	$1,290,960	$1,190,585	$1,382,374	$1,362,600
'22	$1,266,301	$1,166,186	$1,338,962	$1,323,833
'22	$1,147,359	$1,152,325	$1,245,974	$1,237,167
'22	$1,123,049	$1,117,234	$1,233,847	$1,226,048
'22	$1,083,308	$1,056,023	$1,167,136	$1,157,496
'22	$1,061,230	$1,058,906	$1,169,906	$1,157,805
'22	$971,098	$1,024,928	$1,109,010	$1,085,865
'22	$966,609	$1,046,717	$1,146,758	$1,117,253
'22	$990,550	$1,005,412	$1,138,093	$1,106,690
'22	$928,475	$953,754	$1,067,945	$1,036,270
'22	$922,387	$947,195	$1,071,137	$1,037,852
'22	$1,024,367	$991,771	$1,143,395	$1,116,640
'22	$1,041,135	$997,134	$1,147,293	$1,120,285
'23	$1,078,263	$1,029,869	$1,177,433	$1,155,778
'23	$1,050,417	$995,632	$1,154,542	$1,130,260
'23	$1,036,725	$1,027,115	$1,172,206	$1,141,152
'23	$1,025,712	$1,031,647	$1,179,340	$1,147,211
'23	$1,030,432	$1,011,481	$1,166,910	$1,140,630
'23	$1,066,688	$1,011,402	$1,181,370	$1,166,092
'23	$1,087,478	$1,018,406	$1,198,184	$1,188,378
'23	$1,065,089	$1,004,474	$1,181,395	$1,170,496
'23	$1,052,128	$975,130	$1,148,693	$1,140,052
'23	$1,053,754	$963,474	$1,130,452	$1,124,618
'23	$1,105,791	$1,012,058	$1,192,554	$1,188,298
'23	$1,155,185	$1,054,121	$1,249,351	$1,244,537
'24	$1,150,227	$1,039,576	$1,232,223	$1,231,822
'24	$1,168,406	$1,026,511	$1,230,876	$1,243,866
'24	$1,201,561	$1,032,162	$1,246,740	$1,269,869
'24	$1,188,135	$1,006,114	$1,218,241	$1,243,506
'24	$1,206,595	$1,019,300	$1,241,972	$1,265,925
'24	$1,211,544	$1,020,763	$1,253,039	$1,273,718
'24	$1,235,400	$1,048,950	$1,276,095	$1,297,508
'24	$1,260,960	$1,073,768	$1,306,786	$1,327,594
'24	$1,284,902	$1,092,042	$1,325,766	$1,352,105
'24	$1,277,966	$1,055,437	$1,292,454	$1,328,868
'24	$1,288,370	$1,059,035	$1,300,826	$1,344,681
'24	$1,282,798	$1,036,315	$1,275,426	$1,325,881
'25	$1,305,737	$1,042,213	$1,286,253	$1,344,945
'25	$1,316,324	$1,057,117	$1,310,679	$1,366,041
'25	$1,305,847	$1,063,630	$1,306,801	$1,355,634
'25	$1,300,451	$1,094,887	$1,304,386	$1,352,622
'25	$1,323,834	$1,090,998	$1,310,940	$1,367,704
'25	$1,358,390	$1,111,672	$1,338,066	$1,400,702
'25	$1,378,555	$1,095,114	$1,353,826	$1,418,459
'25	$1,400,553	$1,111,033	$1,375,541	$1,441,570
'25	$1,429,960	$1,118,291	$1,403,764	$1,467,242
'25	$1,448,628	$1,115,452	$1,421,043	$1,498,453

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	13.35%	3.52%	3.78%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
JP Morgan EMBI Global Diversified ex-CCC Index	9.95%	1.22%	3.58%
JP Morgan EMBI Global Diversified Index	12.76%	2.71%	4.13%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

The JP Morgan EMBI Global Diversified ex-CCC Index replaced the JP Morgan EMBI Global Diversified Index as the Fund’s more narrowly based index because the Advisor believes the JP Morgan EMBI Global Diversified ex-CCC Index better reflects the market sector in which the Fund invests.

Material Change Date	Nov. 01, 2024
AssetsNet		$ 51,764,828
Holdings Count | Holding		140
Advisory Fees Paid, Amount		$ 182,419
InvestmentCompanyPortfolioTurnover		110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	51,764,828
Number of Portfolio Holdings	140
Portfolio Turnover Rate (%)	110
Total Net Advisory Fees Paid ($)	182,419
Effective Duration	7.1 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Sovereign	72%
Agency	16%
Supranational	7%
Treasuries	2%
Corporates	1%
Cash Equivalents	1%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	1%
AA	3%
A	6%
BBB	43%
BB	34%
B	9%
CCC	1%
Not Rated	1%

Geographical Diversification

Country	% of Net Assets
Mexico	10%
Turkey	6%
South Africa	4%
Dominican Republic	4%
Uzbekistan	4%
Romania	4%
Nigeria	4%
Chile	3%
Brazil	3%
Colombia	3%
Other	50%

Credit Ratings Selection [Text Block]		The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.88% to 0.91%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective March 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.88% to 0.91%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.